Other comprehensive income (loss) and accumulated other comprehensive items	9 Months Ended
Sep. 30, 2013
Other comprehensive income (loss) and accumulated other comprehensive items
Other comprehensive income (loss) and accumulated other comprehensive items

4.    Other comprehensive income (loss) and accumulated other comprehensive items

Other comprehensive income (loss) includes changes in equity that are excluded from net income (loss), such as unrealized gains and losses on marketable securities.

The following table summarizes other comprehensive loss and the changes in accumulated other comprehensive items for the nine months ended September 30, 2013:

	Unrealized losses on marketable securities	Total accumulated other comprehensive items

Balance at December 31, 2012	$—	$—
Other comprehensive loss before reclassifications	(40,467)	(40,467)
Amounts reclassified from other comprehensive items	—	—

Other comprehensive loss	(40,467)	(40,467)

Balance at September 30, 2013	$(40,467)	$(40,467)